Income Taxes - Schedule of Differences Between Income Taxes Computed at the Federal Statutory Rate and the Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal income tax at statutory rate	21.00%	21.00%	21.00%	35.00%
State and local taxes (as a percent)	(38.70%)	1.90%
Nondeductible expenses (as a percent)	0.10%	0.20%
Change in valuation allowance (as a percent)	23.90%	(24.20%)
Deferred Tax Adjustments - NOL Expirations (as a percent)	(6.30%)	0.00%
Other (as a percent)	0.00%	1.10%
Effective tax rate (as a percent)	0.00%	0.00%